AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 15, 2003
                                               SECURITIES ACT FILE NO. 333-17391
                                       INVESTMENT COMPANY ACT FILE NO. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                    [X]

                       Pre-Effective Amendment No. ___                      [ ]

                       Post-Effective Amendment No. 127                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:            [X]

                       Amendment No. 129                                    [X]

                        (Check Appropriate Box or Boxes)


                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (414) 765-5344
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (414) 765-5344

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b).
[ ] on pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[ ] on pursuant to paragraph (a)(1).
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                                EXPLANATORY NOTE
        Designation of New Effective Date for Previously Filed Amendment


Post-Effective Amendment No. 117 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the "1933 Act") on April 9, 2003 and pursuant to Rule 485(a)(1) would have become effective on June 9, 2003.

Post-Effective Amendment No. 122 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating July 31, 2003 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 126 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating August 15, 2003 as the new date upon which the Amendment would have become effective.

This  Post-Effective   Amendment  No.  127  is  being  filed  pursuant  to  Rule
485(b)(1)(iii) for the sole purpose of designating August 21, 2003 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 127 incorporates by reference the information contained in Parts A, B and C of the Amendment.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 15th day of August, 2003.


                                         ADVISORS SERIES TRUST

                                         By:  Eric M. Banhazl*
                                             ---------------------------------
                                             Eric M. Banhazl
                                             President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on August 15, 2003.

Signature                               Title
---------                               -----

Eric M. Banhazl*                        President and Trustee
----------------
Eric M. Banhazl

Walter E. Auch*                         Trustee
---------------
Walter E. Auch

Donald E. O'Connor*                     Trustee
-------------------
Donald E. O'Connor

George T. Wofford III*                  Trustee
----------------------
George T. Wofford III

George J. Rebhan*                       Trustee
-----------------
George J. Rebhan

James Clayburn LaForce*                 Trustee
-----------------------
James Clayburn LaForce

Douglas G. Hess*                        Treasurer and Principal Financial and
----------------                        Accounting Officer
Douglas G. Hess


        * /s/ Douglas G. Hess
          -------------------
           Douglas G. Hess
           Attorney-in-Fact pursuant to
           Power of Attorney.